Note 30 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Explanatory

Accumulated other comprehensive income

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Accumulated other comprehensive income (Millions of euros)
	2017	2016	2015
Items that will not be reclassified to profit or loss	(1,183)	(1,095)	(859)
Actuarial gains or (-) losses on defined benefit pension plans	(1,183)	(1,095)	(859)
Items that may be reclassified to profit or loss	(7,609)	(4,363)	(2,490)
Hedge of net investments in foreign operations [effective portion]	1	(118)	(274)
Foreign currency translation	(9,159)	(5,185)	(3,905)
Hedging derivatives. Cash flow hedges [effective portion]	(34)	16	(49)
Available-for-sale financial assets	1,641	947	1,674
Debt instruments	1,557	1,629	1,769
Equity instruments	84	(682)	(95)
Non-current assets and disposal groups classified as held for sale	(26)	-	-
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates	(31)	(23)	64
Total	(8,792)	(5,458)	(3,349)

The balances recognized under these headings are presented net of tax.

The majority of the balance is related to the conversion to euros of the financial statements balances from consolidated entities whose functional currency is not euros. In this regard, the increase in item "Foreign currency translation" in the above table in the year 2017 is mainly related to the depreciation of the Mexican peso and the Turkish lira (see Note 2.2.16).